SEGMENT REPORTING (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment
Segment Reporting [Abstract]
Number of operating segments | segment	1	1
Number of reportable segments | segment	1	1
Segment Reporting Information [Line Items]
Research and development	$ 770,027	$ 7,173,747
Loss before other income (expense)	5,734,316	12,894,944
Interest income (expense), net	158,539	352,251
Net loss	$ 5,575,777	$ 12,542,693
Number of reportable segments | segment	1	1
Reportable Segment
Segment Reporting Information [Line Items]
Professional services and Consulting	$ 2,692,815	$ 2,456,319
Personnel cost	1,472,811	1,658,839
Facility cost and other	798,663	1,606,039
Loss before other income (expense)	5,734,316	12,894,944
Interest income (expense), net	158,539	352,251
Net loss	5,575,777	12,542,693
Reportable Segment | SP-3164
Segment Reporting Information [Line Items]
Research and development	345,580	4,129,308
Reportable Segment | SP-2577
Segment Reporting Information [Line Items]
Research and development	$ 424,447	$ 3,044,439